Segment Information (Details 5) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Additional Information by Segment (Table Amounts) [Abstract]
Capital Expenditures	$ 579	$ 473	$ 463
Depreciation and amortization	555	550	563
Aerospace Systems
Additional Information by Segment (Table Amounts) [Abstract]
Capital Expenditures	195	211	224
Depreciation and amortization	237	238	238
Electronic Systems
Additional Information by Segment (Table Amounts) [Abstract]
Capital Expenditures	176	168	148
Depreciation and amortization	150	140	149
Information Systems
Additional Information by Segment (Table Amounts) [Abstract]
Capital Expenditures	31	50	54
Depreciation and amortization	133	138	145
Technical Services
Additional Information by Segment (Table Amounts) [Abstract]
Capital Expenditures	5	3	4
Depreciation and amortization	5	8	8
Corporate
Additional Information by Segment (Table Amounts) [Abstract]
Capital Expenditures	172	41	33
Depreciation and amortization	$ 30	$ 26	$ 23